11. SHAREHOLDERS' EQUITY: Schedule of Share-based payments for options granted (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	2 years	5 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	154.00%	154.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.05%	1.15%	0.00%
Share-based payments for options granted
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based payments for options granted | Bottom of range
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	142.00%	148.00%	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.03%	1.23%	0.47%
Share-based payments for options granted | Top of range
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	157.00%	164.00%	155.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.24%	1.69%	0.58%